Note 3 - Property and Equipment - Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, gross	$ 654,396	$ 618,892
Accumulated depreciation and amortization	(557,703)	(498,665)
Property and equipment, net	96,693	120,227
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605
Laboratory Equipment [Member]
Property and equipment, gross	510,106	474,602
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross	$ 28,685	$ 28,685